Note 12 - Accounts Payable, Accrued Liabilities and Other (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2016	2015
Interest	$5,756,519	$478
Contracted services	1,194,678	1,636,167
Compensation	624,345	440,879
Royalties	663	275
Other	281,651	101,549
Total	$7,857,856	$2,179,348